NTI - Allocation of Purchase Price (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 1,289,443	$ 1,289,443
Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Working Capital	95,937
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	916,705
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	45,800
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	114,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	(278,438)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	(50,743)
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	(1,357,704)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]	(514,443)
Goodwill	1,289,443
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	$ 775,000